S000050481 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	124 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Beta Thematic Emerging Markets ex-China Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	34.53%	7.93%	10.22%
MSCI Emerging Markets Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	33.57%	4.20%	8.42%
C000159357 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	32.98%	7.45%	10.32%
Performance Inception Date				Sep. 02, 2015
C000159357 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	31.77%	6.91%	9.60%
Performance Inception Date				Sep. 02, 2015
C000159357 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	20.04%	5.80%	8.35%
Performance Inception Date				Sep. 02, 2015